Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000254728
Shareholder Report [Line Items]
Fund Name	FM Compounders Equity ETF
Trading Symbol	FMCE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmce/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended 8/31/25, the FM Compounders Equity ETF (“FMCE”) returned 4.43% vs 5.66% for the S&P 500 Equal Weight Index. FMCE's slightly underperformed during the period due to a market rotation away from Financials and Consumer Staples, both sectors that were prominent in the launch portfolio, towards Technology as the market recovered from the post Liberation Day sell-off.

The largest contributors to FMCE's performance in the period (enumerated with return contribution) were: GE +0.92%, KKR +0.80%, META +0.76%, GE +0.64% and AXP +0.59%. The largest detractors to performance in the period were: PGR -0.67%, BAM -0.45%, SBUX -0.20%, V -0.20%, and JNJ -0.19%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
12/31/24	$9,785	$9,557
01/31/25	$10,118	$9,891
02/28/25	$10,274	$9,831
03/31/25	$9,978	$9,499
04/30/25	$9,926	$9,281
05/31/25	$10,322	$9,685
06/30/25	$10,616	$10,017
07/31/25	$10,516	$10,115
08/31/25	$10,729	$10,387

Average Annual Return [Table Text Block]
	6 Months	Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	4.43%	7.29%
S&P 500® Equal Weight Index	5.66%	3.87%

Performance Inception Date	Nov. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,759,972
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 215,331
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,759,972
Number of Portfolio Holdings	31
Advisory Fee	$215,331
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.5%
Money Market Funds	13.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	1.9%
Communications	3.1%
Materials	3.5%
Consumer Staples	3.7%
Health Care	7.5%
Consumer Discretionary	7.5%
Money Market Funds	13.5%
Industrials	15.0%
Financials	18.2%
Technology	26.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	13.5%
American Express Company	5.6%
Progressive Corporation (The)	4.8%
Berkshire Hathaway, Inc., Class B	4.5%
Visa, Inc., Class A	4.3%
Veralto Corporation	4.0%
General Electric Company	4.0%
Salesforce, Inc.	3.8%
Danaher Corporation	3.7%
Linde PLC	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.
C000232649
Shareholder Report [Line Items]
Fund Name	FM Focus Equity ETF
Trading Symbol	FMCX
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmcx/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended 8/31/25, the FM Focus Equity ETF (“FMCX”) returned 8.85% vs 9.21% for the S&P 500 Index. FMCX’s performance in the quarter was driven by: a) opportunistic positioning where we trimmed certain stocks (e.g., KKR and ORCL) and made opportunistic purchases in the market pullback post April 2nd (Liberation Day) and b) strong performance of some top holdings.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: MSFT +1.81%, GE +1.75%, AVGO +1.5%, GEV +1.26%, and ORCL +1.26%. The largest detractors to performance in the period were: NKE -0.60%, CRM -0.57%, SBUX -0.50%, LOW -0.40%, and VRT -0.39%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
06/30/22	$8,892	$8,892
09/30/22	$8,408	$8,458
12/31/22	$8,938	$9,097
03/31/23	$9,419	$9,779
06/30/23	$10,191	$10,634
09/30/23	$9,701	$10,286
12/31/23	$10,898	$11,489
03/31/24	$11,845	$12,701
06/30/24	$11,754	$13,246
09/30/24	$12,842	$14,025
12/31/24	$13,004	$14,363
03/31/25	$12,435	$13,750
06/30/25	$13,788	$15,254
08/31/25	$14,233	$15,913

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	8.85%	14.41%	11.08%
S&P 500® Index	9.21%	15.88%	14.83%

Performance Inception Date	Apr. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,185,787
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 359,379
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,185,787
Number of Portfolio Holdings	31
Advisory Fee	$359,379
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	4.3%
Communications	5.7%
Health Care	6.4%
Consumer Discretionary	10.0%
Financials	13.1%
Money Market Funds	14.6%
Industrials	15.8%
Technology	30.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	14.6%
Microsoft Corporation	7.2%
KKR & Company, Inc.	5.7%
General Electric Company	5.2%
Berkshire Hathaway, Inc., Class A	4.8%
O'Reilly Automotive, Inc.	4.6%
Linde PLC	4.4%
Salesforce, Inc.	3.9%
Veralto Corporation	3.7%
Oracle Corporation	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

[1]	Annualized
[2]	Annualized